Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Raw materials and consumables	$ 29,016	$ 22,395
Work-in-progress	17,171	19,795
Finished goods	8,502	5,350
Service inventory	3,361	3,978
Inventories	58,050	51,518
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	68,870	60,803
Inventory write-down	5,762	1,246
Reversal of inventory write-down	589	136
Inventory net write-down	$ 5,173	$ 1,110